Right-of-use assets - Net - Additional Information (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Future cash flows derived from residual value guarantees	$ 0
Expenses related to low-value leased assets and short-term leases	18,370,000	$ 6,387,000	$ 2,232,000
Variable lease payments	0	0	0
Total cash outflow for lease	1,186,260,000	826,730,000	598,432,000
Depreciation of right-of-use asset	598,031,000	484,916,000	315,358,000
Future cash flows derived from extensions	0	0	0
Selling, General and Administrative Expense
Disclosure of quantitative information about right-of-use assets [line items]
Expenses related to low-value leased assets and short-term leases	18,370,000	6,387,000	2,232,000
Cost of Sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	89,931,000	66,935,000	60,059,000
Sale Expenses
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	$ 508,100,000	$ 417,981,000	$ 255,299,000